Accounting Estimates And Judgements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of accounting judgements and estimates [text block] [Abstract]
Schedule of inventory provision
	December 31 2020	December 31 2019	December 31 2018
	£‘000	£‘000	£‘000
Gross inventory	118,203	43,969	—
Inventory provision	(3,509)	(999)	—
Inventory	114,694	42,970	—

Schedule of selling price of inventory
	Change in expected selling price estimate	Change in inventory provision 2020	Change in inventory provision 2019
	%	£’000	£’000
Inventory provision	+2	882	354
Inventory provision	-2	(1,132)	(558)